Summary of Significant Accounting Policies (Textuals) (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item segment shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($) shares
Schedule Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 10,600	$ 9,600
Advertising costs included in prepaid expenses and other assets	5,900	800
Expenses related to advertising costs	$ 400,600	$ 327,300	$ 289,100
Antidilutive securities excluded from computation of earnings per share | shares	4.0	4.7	5.6
Reduction in estimated residual values, percentage	15.00%
Number of reporting units | item	3
Goodwill	$ 1,388,931	$ 1,388,931
Impairment of goodwill	0
Impairment of tradenames	$ 0
Number of reportable segments | segment	1
Number of cruises ships | item	27
Ship, carrying value	$ 13,135,337	12,119,253
Foreign currency transaction (gains) losses	$ 7,000	$ 19,800	$ 14,200
Income tax expense due to reduction of deferred tax liabilities			$ 7,400
Tax Year 2017
Schedule Of Significant Accounting Policies [Line Items]
U.S. corporate income tax rate			35.00%
Tax Year 2018
Schedule Of Significant Accounting Policies [Line Items]
U.S. corporate income tax rate	21.00%
Oceania Cruises
Schedule Of Significant Accounting Policies [Line Items]
Goodwill	$ 523,000
Regent
Schedule Of Significant Accounting Policies [Line Items]
Goodwill	462,100
Norwegian Reporting Units [Member]
Schedule Of Significant Accounting Policies [Line Items]
Goodwill	$ 403,800
Sales Revenue, Net
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk, benchmark	No other individual country’s revenues exceeded 10% in any of our last three years.	No other individual country’s revenues exceeded 10% in any of our last three years.	No other individual country’s revenues exceeded 10% in any of our last three years.
BAHAMAS Registry | Ships
Schedule Of Significant Accounting Policies [Line Items]
Number of cruises ships | item	19	18
Ship, carrying value	$ 10,200,000	$ 9,100,000
MARSHALL ISLAND Registry | Ships
Schedule Of Significant Accounting Policies [Line Items]
Number of cruises ships | item	7	7
Ship, carrying value	$ 1,900,000
United States | Sales Revenue, Net | Passenger ticket
Schedule Of Significant Accounting Policies [Line Items]
Percentage of revenue attributable to U.S.- sourced passengers	81.00%	77.00%	77.00%
United States Registry | Ships
Schedule Of Significant Accounting Policies [Line Items]
Number of cruises ships | item	1	1
Ship, carrying value	$ 300,000	$ 300,000